Investment in an Affiliate (Details) $ in Thousands	6 Months Ended	8 Months Ended
	Jun. 30, 2018 USD ($)	Aug. 29, 2017 USD ($) shares	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value of the investment	$ 34,000		$ 34,000
Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares		36,363,636
SPII Holdings Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares		12,000,000
Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig		49.00%
Carrying value of the investment		$ 34,000
Heidmar Holdings LLC | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
Shipping Pool Investors Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Significant assumptions | Discount factor due to lack of marketability | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.075
Significant assumptions | Long term growth factor | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.025
Significant assumptions | Weighted average cost of capital | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.116
Significant assumptions | Commission rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.025
Significant assumptions | Number of vessels | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	71
Change in fair value measurements | Discount factor due to lack of marketability | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.05
Increase in fair value	$ 1,855
Change in fair value measurements | Long term growth factor | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.01
Increase in fair value	$ 1,847
Decrease in fair value	$ 1,482
Change in fair value measurements | Weighted average cost of capital | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.01
Increase in fair value	$ 2,561
Decrease in fair value	$ 2,056
Change in fair value measurements | Weighting of market versus income approach | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate	10.00%
Increase in fair value	$ 520
Change in fair value measurements | Charter rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.1
Increase in fair value	$ 5,678
Decrease in fair value	$ 5,457
Change in fair value measurements | Commission rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.005
Increase in fair value	$ 11,284
Decrease in fair value	$ 10,741
Change in fair value measurements | Number of vessels | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Number of vessels under management	4.00%
Increase in fair value	$ 8,398
Decrease in fair value	$ 8,205
Market approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate	20.00%
Market approach valuation technique | Control premium | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input	0.1
Income approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate	80.00%